United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—65.56%
Communication Services—5.23%
Diversified Telecommunication Services—1.28%
AT&T, Inc.	65,500	$2,230,275
China Telecom Corp. Ltd., Class HA	2,268,000	1,016,558
Deutsche Telekom AGA	90,829	1,493,833
Singapore Telecommunications Ltd.A	393,500	950,250
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	21,300	641,769
Telenor ASAA	29,475	597,385

		6,930,070

Entertainment—0.34%
Nexon Co., Ltd.A B	57,500	912,347
Vivendi S.A.A	33,180	922,209

		1,834,556

Interactive Media & Services—1.18%
58.com, Inc., ADRB	9,400	529,972
Alphabet, Inc., Class AB	530	645,646
Baidu, Inc., Sponsored ADRB	4,880	545,096
Facebook, Inc., Class AB	7,400	1,437,302
Tencent Holdings Ltd.A	24,400	1,141,197
Twitter, Inc.B	33,200	1,404,692
Yandex N.V., Class AB	17,600	690,272

		6,394,177

Media—1.60%
CBS Corp., Class B, NVDR	12,900	664,479
Comcast Corp., Class A	79,383	3,426,964
Discovery, Inc., Class CB	55,800	1,575,792
Informa PLCA	72,884	769,551
Interpublic Group of Cos., Inc.	13,500	309,420
News Corp., Class A	55,400	729,064
Omnicom Group, Inc.	3,800	304,836
SES S.A.A	52,406	871,103

		8,651,209

Wireless Telecommunication Services—0.83%
China Mobile Ltd.A	124,500	1,059,764
Rogers Communications, Inc., Class B	11,400	591,767
Vodafone Group PLCA	981,612	1,787,800
Vodafone Group PLC, Sponsored ADR	60,100	1,089,012

		4,528,343

Total Communication Services		28,338,355

Consumer Discretionary—5.25%
Auto Components—0.73%
Adient PLC	14,200	337,250
Cie Generale des Etablissements Michelin SCAA	11,784	1,303,502
Goodyear Tire & Rubber Co.	34,000	466,820
Magna International, Inc.	36,700	1,850,414
Sumitomo Rubber Industries Ltd.A	1,200	13,105

		3,971,091

Automobiles—1.04%
General Motors Co.	116,600	4,703,644
Harley-Davidson, Inc.	12,600	450,828
Suzuki Motor Corp.A	12,500	488,104

		5,642,576

Hotels, Restaurants & Leisure—0.46%
Aramark	31,858	1,152,941
Compass Group PLCA	32,420	817,202

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—65.56% (continued)
Consumer Discretionary—5.25% (continued)
Hotels, Restaurants & Leisure—0.46% (continued)
Norwegian Cruise Line Holdings Ltd.B	10,600	$524,064

		2,494,207

Household Durables—1.10%
DR Horton, Inc.	20,400	936,972
Lennar Corp., Class A	24,300	1,155,951
Lennar Corp., Class B	666	25,308
Mohawk Industries, Inc.B	8,200	1,022,458
Panasonic Corp.A	55,400	468,130
PulteGroup, Inc.	30,000	945,300
Sony Corp., Sponsored ADR	25,000	1,421,500

		5,975,619

Internet & Direct Marketing Retail—0.12%
eBay, Inc.	15,600	642,564

Leisure Products—0.14%
Yamaha Corp.A	15,800	745,291

Multiline Retail—0.57%
Dollar General Corp.	21,173	2,837,606
Ryohin Keikaku Co., Ltd.A	1,400	248,977

		3,086,583

Specialty Retail—1.09%
Advance Auto Parts, Inc.	5,576	839,969
Home Depot, Inc.	7,200	1,538,568
Kingfisher PLCA	270,196	726,923
Lowe’s Cos, Inc.	23,885	2,421,939
Mr Price Group Ltd.A	30,821	379,155

		5,906,554

Total Consumer Discretionary		28,464,485

Consumer Staples—4.24%
Beverages—1.68%
Anheuser-Busch InBev S.A.A	16,617	1,680,690
Arca Continental S.A.B. de C.V.	88,800	471,855
Asahi Group Holdings Ltd.A	11,700	504,625
Carlsberg A/S, Class BA	6,880	938,304
Coca-Cola Co.	31,400	1,652,582
Kirin Holdings Co., Ltd.A	61,100	1,327,707
Molson Coors Brewing Co., Class B	25,500	1,376,745
PepsiCo, Inc.	4,600	587,926
Suntory Beverage & Food Ltd.A	14,200	560,749

		9,101,183

Food & Staples Retailing—0.37%
Matsumotokiyoshi Holdings Co., Ltd.A	6,400	213,151
Seven & i Holdings Co., Ltd.A	27,400	931,726
Walgreens Boots Alliance, Inc.	15,700	855,493

		2,000,370

Food Products—0.84%
Ezaki Glico Co., Ltd.A	9,000	389,703
Ingredion, Inc.	11,300	873,377
Kellogg Co.	4,300	250,346
Mondelez International, Inc., Class A	8,300	443,967

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—65.56% (continued)
Consumer Staples—4.24% (continued)
Food Products—0.84% (continued)
Tyson Foods, Inc., Class A	32,800	$2,607,600

		4,564,993

Personal Products—0.83%
Kao Corp.A	13,220	966,739
Unilever N.V.	22,900	1,322,246
Unilever PLCA	21,989	1,324,362
Unilever PLC, Sponsored ADR	14,200	853,704

		4,467,051

Tobacco—0.52%
Altria Group, Inc.	21,085	992,471
Imperial Brands PLC, Sponsored ADR	25,415	647,574
Philip Morris International, Inc.	14,174	1,185,088

		2,825,133

Total Consumer Staples		22,958,730

Energy—7.21%
Energy Equipment & Services—0.97%
Drilling Co.A B	504	33,904
Halliburton Co.	93,400	2,148,200
National Oilwell Varco, Inc.	41,000	976,620
Schlumberger Ltd.	45,200	1,806,644
Tenaris S.A.A	25,454	318,816

		5,284,184

Oil, Gas & Consumable Fuels—6.24%
Apache Corp.	43,000	1,050,060
BP PLCA	209,973	1,384,734
BP PLC, Sponsored ADR	107,648	4,277,931
Canadian Natural Resources Ltd.	76,900	1,944,032
Chevron Corp.	25,001	3,077,873
ConocoPhillips	58,423	3,451,631
Eni SpAA	102,103	1,598,416
Equinor ASAA	34,261	611,657
Hess Corp.	19,000	1,231,960
Husky Energy, Inc.	62,300	483,370
Kosmos Energy Ltd.	31,700	190,517
Marathon Oil Corp.	80,600	1,134,042
Marathon Petroleum Corp.	4,405	248,398
Murphy Oil Corp.	33,300	800,532
Phillips 66	36,936	3,788,156
Pioneer Natural Resources Co.	6,400	883,456
Royal Dutch Shell PLC, Class AA	53,498	1,680,153
Royal Dutch Shell PLC, Class A, Sponsored ADR	13,700	861,593
Royal Dutch Shell PLC, Class BA	49,252	1,554,494
Royal Dutch Shell PLC, Class B, ADR	13,100	831,457
Suncor Energy, Inc.	42,400	1,216,615
Total S.A.A	29,114	1,508,596

		33,809,673

Total Energy		39,093,857

Financials—14.69%
Banks—8.66%
ABN AMRO Bank N.V.A C	36,269	718,587
Banco Bilbao Vizcaya Argentaria S.A., Sponsored ADR	175,000	894,250
Banco Santander S.A., ADRD	186,300	789,912

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—65.56% (continued)
Financials—14.69% (continued)
Banks—8.66% (continued)
Bangkok Bank PCLA	1,600	$9,398
Bank Leumi Le-Israel BMA	91,844	669,861
Bank of America Corp.	211,450	6,487,286
Bank of Ireland Group PLCA	160,142	704,905
BNP Paribas S.A.A	43,395	2,016,446
BOK Financial Corp.	10,500	878,640
CIT Group, Inc.	5,800	293,190
Citigroup, Inc.	69,500	4,945,620
Citizens Financial Group, Inc.	25,600	953,856
Commerce Bancshares, Inc.	14,700	894,201
Credit Agricole S.A.A	45,430	539,219
Cullen/Frost Bankers, Inc.	9,100	863,954
DBS Group Holdings Ltd.A	55,540	1,061,462
East West Bancorp, Inc.	20,600	989,006
Fifth Third Bancorp	10,800	320,652
Grupo Financiero Banorte S.A.B. de C.V.	107,600	538,288
Hana Financial Group, Inc.A	23,668	694,238
HSBC Holdings PLCA	134,000	1,081,514
ICICI Bank Ltd., Sponsored ADR	124,450	1,519,534
ING Groep N.V.A	160,776	1,784,435
JPMorgan Chase & Co.	44,953	5,214,548
Kasikornbank PCLA	78,200	439,117
KB Financial Group, Inc., ADR	25,520	923,058
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	157,000	780,290
National Bank of Canada	24,667	1,193,914
Nordea Bank AbpA	82,422	527,214
Standard Chartered PLCA	230,017	1,886,530
Sumitomo Mitsui Financial Group, Inc.A	58,400	2,044,914
Wells Fargo & Co.	88,897	4,303,504

		46,961,543

Capital Markets—1.30%
Ameriprise Financial, Inc.	10,300	1,498,753
Bank of New York Mellon Corp.	5,600	262,752
Blackstone Group, Inc., Class A	13,700	657,326
E*TRADE Financial Corp.	16,100	785,519
Goldman Sachs Group, Inc.	8,000	1,761,040
KKR & Co., Inc., Class A	24,600	658,050
Morgan Stanley	13,600	606,016
State Street Corp.	13,900	807,451

		7,036,907

Consumer Finance—0.98%
Ally Financial, Inc.	9,100	299,481
Capital One Financial Corp.	27,000	2,495,340
Discover Financial Services	7,700	690,998
Navient Corp.	37,011	523,706
SLM Corp.	110,673	1,008,231
Synchrony Financial	8,300	297,804

		5,315,560

Diversified Financial Services—0.68%
AXA Equitable Holdings, Inc.	42,100	946,408
Berkshire Hathaway, Inc., Class BB	13,319	2,736,122

		3,682,530

Insurance—2.80%
American International Group, Inc.	86,933	4,867,379
Aon PLC	9,300	1,760,025

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—65.56% (continued)
Financials—14.69% (continued)
Insurance—2.80% (continued)
BB Seguridade Participacoes S.A., Sponsored ADR	83,700	$706,428
Chubb Ltd.	8,300	1,268,572
IRB Brasil Resseguros S/A	19,800	492,879
Ping An Insurance Group Co. of China Ltd., Class HA	137,500	1,630,858
Prudential PLCA	66,102	1,363,280
RSA Insurance Group PLCA	77,900	531,837
Sampo OYJ, Class AA	17,042	709,244
Sanlam Ltd.A	162,670	840,276
Travelers Cos., Inc.	6,900	1,011,678

		15,182,456

Mortgage Real Estate Investment Trusts (REITs)—0.27%
Annaly Capital Management, Inc.	111,900	1,068,645
Two Harbors Investment Corp.	28,100	378,226

		1,446,871

Total Financials		79,625,867

Health Care—7.62%
Biotechnology—0.58%
AbbVie, Inc.	8,700	579,594
Amgen, Inc.	8,800	1,641,904
Biogen, Inc.B	1,400	332,948
Gilead Sciences, Inc.	8,900	583,128

		3,137,574

Health Care Equipment & Supplies—1.91%
Alcon, Inc.B	20,000	1,175,000
Danaher Corp.	15,600	2,191,800
Medtronic PLC	57,823	5,894,477
Zimmer Biomet Holdings, Inc.	8,000	1,081,040

		10,342,317

Health Care Providers & Services—1.20%
Acadia Healthcare Co., Inc.B	23,300	744,202
Anthem, Inc.	8,605	2,535,119
CVS Health Corp.	35,176	1,965,283
Fresenius Medical Care AG & Co. KGaAA	12,037	838,446
Sinopharm Group Co., Ltd., Class HA	119,600	441,391

		6,524,441

Pharmaceuticals—3.93%
Astellas Pharma, Inc.A	71,200	1,011,946
AstraZeneca PLC, ADR	14,600	633,786
Bayer AGA	14,766	959,070
Bristol-Myers Squibb Co.	30,283	1,344,868
GlaxoSmithKline PLC, Sponsored ADR	21,900	904,032
Horizon Therapeutics PLCB	15,900	395,751
Jazz Pharmaceuticals PLCB	4,600	641,148
Johnson & Johnson	6,800	885,496
Merck & Co., Inc.	15,273	1,267,506
Merck KGaAA	10,479	1,073,711
Mylan N.V.B	20,800	434,720
Novartis AGA	28,546	2,617,642
Novartis AG, Sponsored ADR	14,800	1,355,384
Pfizer, Inc.	28,900	1,122,476
Roche Holding AGA	3,761	1,007,025
SanofiA	33,905	2,828,989
Sanofi, ADR	29,798	1,242,577
Takeda Pharmaceutical Co., Ltd.A	31,096	1,075,893

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—65.56% (continued)
Health Care—7.62% (continued)
Pharmaceuticals—3.93% (continued)
Teva Pharmaceutical Industries Ltd., Sponsored ADRB	61,792	$490,011

		21,292,031

Total Health Care		41,296,363

Industrials—7.01%
Aerospace & Defense—1.29%
BAE Systems PLCA	230,042	1,529,368
Embraer S.A., Sponsored ADR	10,800	218,160
General Dynamics Corp.	10,876	2,022,283
Raytheon Co.	6,019	1,097,204
Safran S.A.A	10,124	1,450,773
United Technologies Corp.	5,075	678,020

		6,995,808

Airlines—0.39%
American Airlines Group, Inc.	50,040	1,526,720
Ryanair Holdings PLC, Sponsored ADRB	9,462	587,874

		2,114,594

Building Products—1.33%
Allegion PLC	14,000	1,449,560
Assa Abloy AB, Class BA	60,508	1,385,894
Cie de Saint-GobainA	21,153	809,984
Johnson Controls International PLC	84,523	3,587,156

		7,232,594

Construction & Engineering—0.17%
Fluor Corp.	9,200	299,092
Vinci S.A.A	6,317	647,410

		946,502

Electrical Equipment—0.36%
ABB Ltd.A	32,425	609,458
Eaton Corp. PLC	5,500	452,045
Vestas Wind Systems A/SA	10,830	887,553

		1,949,056

Industrial Conglomerates—1.20%
CK Hutchison Holdings Ltd.A	104,500	977,657
General Electric Co.	305,349	3,190,897
Honeywell International, Inc.	8,227	1,418,829
Siemens AGA	8,118	891,142

		6,478,525

Machinery—1.27%
CNH Industrial N.V.	116,400	1,176,804
Cummins, Inc.	7,100	1,164,400
Epiroc AB, Class AA	73,396	803,740
Oshkosh Corp.	18,800	1,571,116
PACCAR, Inc.	4,200	294,588
Parker-Hannifin Corp.	8,500	1,488,180
Weir Group PLCA	22,243	402,814

		6,901,642

Marine—0.12%
AP Moller—Maersk A/S, Class BA	569	637,276
Professional Services—0.44%
RELX PLCA	55,732	1,321,890

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—65.56% (continued)
Industrials—7.01% (continued)
Professional Services—0.44% (continued)
Wolters Kluwer N.V.A	14,655	$1,061,812

		2,383,702

Road & Rail—0.13%
Canadian National Railway Co.	7,200	681,485

Trading Companies & Distributors—0.31%
AerCap Holdings N.V.B	18,000	981,540
Ferguson PLCA B	9,390	699,344

		1,680,884

Total Industrials		38,002,068

Information Technology—7.17%
Communications Equipment—0.12%
Telefonaktiebolaget LM Ericsson, Sponsored ADRD	74,600	649,766

Electronic Equipment, Instruments & Components—0.48%
Corning, Inc.	45,600	1,402,200
IPG Photonics Corp.B	5,900	772,959
TE Connectivity Ltd.	4,600	425,040

		2,600,199

IT Services—0.46%
Atos SEA	7,384	594,828
PayPal Holdings, Inc.B	17,000	1,876,800

		2,471,628

Semiconductors & Semiconductor Equipment—2.00%
Marvell Technology Group Ltd.	51,900	1,362,894
Microchip Technology, Inc.	18,100	1,709,002
Micron Technology, Inc.B	12,800	574,592
NVIDIA Corp.	8,500	1,434,120
NXP Semiconductors N.V.	11,200	1,157,968
QUALCOMM, Inc.	30,017	2,196,044
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	46,510	1,982,721
Texas Instruments, Inc.	3,500	437,535

		10,854,876

Software—3.24%
Adobe, Inc.B	9,600	2,869,056
ANSYS, Inc.B	8,500	1,726,520
Microsoft Corp.	53,132	7,240,298
Oracle Corp.	67,847	3,819,786
SAP SEA	13,656	1,693,997
Teradata Corp.B	5,700	208,734

		17,558,391

Technology Hardware, Storage & Peripherals—0.87%
Hewlett Packard Enterprise Co.	113,200	1,626,684
Samsung Electronics Co., Ltd., GDRA	1,311	1,262,323
Samsung Electronics Co., Ltd., GDR	1,896	1,831,536

		4,720,543

Total Information Technology		38,855,403

Materials—4.18%
Chemicals—2.24%
Air Liquide S.A.A	6,082	839,385
Air Products & Chemicals, Inc.	12,251	2,796,536
Corteva, Inc.B	33,752	995,684

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—65.56% (continued)
Materials—4.18% (continued)
Chemicals—2.24% (continued)
Dow, Inc.B	14,080	$682,035
DuPont de Nemours, Inc.	20,752	1,497,464
Eastman Chemical Co.	11,400	858,990
Huntsman Corp.	23,700	487,035
Johnson Matthey PLCA	12,164	474,111
PPG Industries, Inc.	12,800	1,502,592
Shin-Etsu Chemical Co., Ltd.A	10,200	1,038,963
Yara International ASAA	20,897	980,728

		12,153,523

Construction Materials—0.55%
CRH PLCA	42,144	1,389,852
Martin Marietta Materials, Inc.	6,400	1,585,600

		2,975,452

Containers & Packaging—0.54%
Amcor PLC	58,625	622,609
Crown Holdings, Inc.B	22,300	1,427,423
International Paper Co.	19,600	860,636

		2,910,668

Metals & Mining—0.85%
BHP Group PLCA	31,545	753,248
Freeport-McMoRan, Inc.	16,400	181,384
Newmont Goldcorp Corp.	35,900	1,311,068
Sumitomo Metal Mining Co., Ltd.A	34,800	989,602
Wheaton Precious Metals Corp.	52,600	1,374,981

		4,610,283

Total Materials		22,649,926

Real Estate—0.99%
Equity Real Estate Investment Trusts (REITs)—0.34%
Equity LifeStyle Properties, Inc.	7,300	907,025
Sun Communities, Inc.	7,000	929,670

		1,836,695

Real Estate Management & Development—0.65%
CK Asset Holdings Ltd.A	162,500	1,222,391
Daiwa House Industry Co., Ltd.A	43,936	1,244,525
Mitsui Fudosan Co., Ltd.A	45,700	1,034,164

		3,501,080

Total Real Estate		5,337,775

Utilities—1.97%
Electric Utilities—0.72%
Entergy Corp.	15,724	1,660,769
PPL Corp.	39,900	1,182,237
Red Electrica Corp. S.A.A	24,283	459,033
Southern Co.	10,800	606,960

		3,908,999

Gas Utilities—0.05%
ENN Energy Holdings Ltd.A	9,500	98,201
National Fuel Gas Co.	3,900	186,186

		284,387

Multi-Utilities—1.09%
Dominion Energy, Inc.	24,876	1,848,038
E.ON SEA	161,309	1,614,222

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—65.56% (continued)
Utilities—1.97% (continued)
Multi-Utilities—1.09% (continued)
Engie S.A.A	60,350	$924,151
Veolia Environnement S.A.A	59,228	1,489,468

		5,875,879

Water Utilities—0.11%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	41,600	578,656

Total Utilities		10,647,921

Total Common Stocks (Cost $336,087,335)		355,270,750

PREFERRED STOCKS—0.21% (Cost $1,233,991)
Consumer Discretionary—0.21%
Automobiles—0.21%
Volkswagen AGA E	6,906	1,156,295

	Principal Amount
CORPORATE OBLIGATIONS—9.81%
Basic Materials—0.06%
Dow Chemical Co., 3.500%, Due 10/1/2024	$146,000	151,329
Nucor Corp.,
4.125%, Due 9/15/2022	93,000	97,660
4.000%, Due 8/1/2023	95,000	100,089

		349,078

Communications—0.63%
Amazon.com, Inc., 3.875%, Due 8/22/2037	130,000	143,963
AT&T, Inc.,
3.600%, Due 7/15/2025	140,000	145,622
4.500%, Due 5/15/2035	159,000	169,361
6.350%, Due 3/15/2040	105,000	132,226
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, Due 2/15/2028	190,000	191,160
Comcast Corp.,
3.150%, Due 3/1/2026	171,000	177,198
4.600%, Due 10/15/2038	155,000	179,599
Fox Corp., 5.476%, Due 1/25/2039C	120,000	142,187
NBCUniversal Enterprise, Inc., 2.719%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)C F	1,725,000	1,730,710
Verizon Communications, Inc., 2.625%, Due 8/15/2026	265,000	264,746
Walt Disney Co., 6.400%, Due 12/15/2035C	100,000	139,197

		3,415,969

Consumer, Cyclical—0.56%
American Honda Finance Corp., 3.375%, Due 12/10/2021	275,000	281,697
Aptiv Corp., 4.150%, Due 3/15/2024	160,000	167,970
Costco Wholesale Corp., 2.150%, Due 5/18/2021	430,000	430,276
Dollar General Corp., 4.125%, Due 5/1/2028	100,000	107,294
Dollar Tree, Inc., 3.700%, Due 5/15/2023	155,000	159,825
Ford Motor Credit Co. LLC, 3.810%, Due 1/9/2024	140,000	140,056
General Motors Financial Co., Inc., 3.150%, Due 6/30/2022	145,000	146,104
Home Depot, Inc., 2.700%, Due 4/1/2023	128,000	130,478
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	245,000	241,730
McDonald’s Corp., 3.700%, Due 1/30/2026	212,000	226,141
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	245,000	267,756
Southwest Airlines Co., 2.650%, Due 11/5/2020	135,000	135,505
Starbucks Corp., 4.000%, Due 11/15/2028	170,000	185,972
Toyota Motor Credit Corp., 3.450%, Due 9/20/2023	225,000	235,460

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS—9.81% (continued)
Consumer, Cyclical—0.56% (continued)
Walmart, Inc., 3.400%, Due 6/26/2023	$170,000	$177,727

		3,033,991

Consumer, Non-Cyclical—1.54%
AbbVie, Inc.,
3.200%, Due 5/14/2026	155,000	155,996
4.450%, Due 5/14/2046	115,000	114,004
Amgen, Inc., 4.400%, Due 5/1/2045	160,000	170,983
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	70,000	75,594
5.450%, Due 1/23/2039	3,305,000	4,000,322
5.550%, Due 1/23/2049	110,000	136,554
Anthem, Inc., 2.500%, Due 11/21/2020	165,000	165,228
Bayer US Finance LLC, 3.875%, Due 12/15/2023C	225,000	232,004
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029C	1,390,000	1,452,847
Cigna Corp., 4.125%, Due 11/15/2025C	160,000	169,911
CVS Health Corp.,
2.125%, Due 6/1/2021	175,000	173,831
5.050%, Due 3/25/2048	100,000	108,387
Genzyme Corp., 5.000%, Due 6/15/2020	41,000	41,919
HCA, Inc., 4.125%, Due 6/15/2029	135,000	138,290
Humana, Inc., 3.150%, Due 12/1/2022	155,000	157,650
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	70,000	79,323
Molson Coors Brewing Co., 3.000%, Due 7/15/2026	225,000	224,477
Moody’s Corp., 4.875%, Due 12/17/2048	100,000	116,371
RELX Capital, Inc., 3.500%, Due 3/16/2023	95,000	98,062
S&P Global, Inc., 4.400%, Due 2/15/2026	130,000	143,778
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	235,000	242,820
Zoetis, Inc., 3.000%, Due 9/12/2027	155,000	157,246

		8,355,597

Energy—0.34%
BP Capital Markets America, Inc., 3.796%, Due 9/21/2025	105,000	111,852
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	124,000	133,114
Concho Resources, Inc., 4.300%, Due 8/15/2028	180,000	192,684
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	105,000	133,173
EOG Resources, Inc., 4.150%, Due 1/15/2026	120,000	131,361
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	95,000	98,700
MPLX LP,
4.125%, Due 3/1/2027	125,000	130,211
5.200%, Due 3/1/2047	54,000	57,892
ONEOK, Inc., 4.550%, Due 7/15/2028	185,000	199,457
Phillips 66, 4.300%, Due 4/1/2022	183,000	192,409
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	57,000	58,149
3.750%, Due 3/1/2028	130,000	133,430
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	67,000	68,725
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	57,000	59,832
Valero Energy Corp., 4.350%, Due 6/1/2028	125,000	133,814

		1,834,803

Financial—2.94%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	140,000	143,411
American Express Co.,
3.165%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)F	865,000	869,089
3.400%, Due 2/27/2023	270,000	278,800

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS—9.81% (continued)
Financial—2.94% (continued)
American Express Co. (continued)
4.200%, Due 11/6/2025	$240,000	$261,000
4.050%, Due 12/3/2042	95,000	105,390
Bank of America Corp.,
3.124%, Due 1/20/2023, (3-mo. USD LIBOR + 1.160%)F	345,000	350,062
5.000%, Due 1/21/2044	445,000	547,879
Bank of New York Mellon Corp., 3.250%, Due 5/16/2027	310,000	322,634
BB&T Corp., 2.750%, Due 4/1/2022	360,000	363,328
Boston Properties LP, 3.200%, Due 1/15/2025	275,000	281,876
Camden Property Trust, 3.150%, Due 7/1/2029	145,000	148,546
Capital One Financial Corp., 2.500%, Due 5/12/2020	215,000	214,936
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	175,000	185,277
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	140,000	147,202
Citibank NA, 2.885%, Due 2/12/2021, (3-mo. USD LIBOR + 0.350%)F	1,560,000	1,561,397
Citigroup, Inc., 3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)F	600,000	634,220
CNA Financial Corp., 3.900%, Due 5/1/2029	120,000	126,028
Crown Castle International Corp., 3.400%, Due 2/15/2021	171,000	173,003
Digital Realty Trust LP, 3.700%, Due 8/15/2027	165,000	170,945
ERP Operating LP, 3.000%, Due 4/15/2023	93,000	95,090
Goldman Sachs Group, Inc.,
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)F	395,000	398,223
3.500%, Due 1/23/2025	145,000	149,866
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)F	160,000	163,327
HCP, Inc., 3.250%, Due 7/15/2026	160,000	161,876
Intercontinental Exchange, Inc., 2.750%, Due 12/1/2020	113,000	113,518
JPMorgan Chase & Co.,
3.797%, Due 7/23/2024, (3-mo. USD LIBOR + 0.890%)F	315,000	329,747
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)F	235,000	249,740
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)F	205,000	218,457
KeyCorp, 5.100%, Due 3/24/2021	140,000	146,004
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023C	27,000	28,474
4.569%, Due 2/1/2029C	95,000	104,793
Metropolitan Life Global Funding, 2.533%, Due 1/8/2021, (3-mo. USD LIBOR + 0.230%)C F	1,390,000	1,390,466
Morgan Stanley,
3.700%, Due 10/23/2024	330,000	346,041
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)F	260,000	270,048
PNC Financial Services Group, Inc., 3.500%, Due 1/23/2024	235,000	245,923
Prudential Financial, Inc., 4.350%, Due 2/25/2050	150,000	170,694
Public Storage, 2.370%, Due 9/15/2022	225,000	225,816
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	235,000	244,041
State Street Corp., 3.300%, Due 12/16/2024	255,000	265,035
SunTrust Bank, 2.450%, Due 8/1/2022	195,000	195,137
US Bancorp,
3.375%, Due 2/5/2024	135,000	140,746
2.400%, Due 7/30/2024	315,000	314,469
Ventas Realty LP, 5.700%, Due 9/30/2043	70,000	86,269
Visa, Inc., 3.150%, Due 12/14/2025	165,000	172,189
Wells Fargo & Co.,
3.292%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)F	2,238,000	2,264,156
3.584%, Due 5/22/2028, (3-mo. USD LIBOR + 1.310%)F	395,000	412,780
4.750%, Due 12/7/2046	150,000	172,468

		15,960,416

Industrial—0.49%
Burlington Northern Santa Fe LLC, 3.650%, Due 9/1/2025	140,000	148,326
Caterpillar Financial Services Corp., 2.650%, Due 5/17/2021, Series I	285,000	287,272
Eaton Corp., 2.750%, Due 11/2/2022	160,000	161,334

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS—9.81% (continued)
Industrial—0.49% (continued)
General Electric Co., 3.450%, Due 5/15/2024	$160,000	$164,274
John Deere Capital Corp.,
1.950%, Due 6/22/2020	265,000	264,087
2.150%, Due 9/8/2022	175,000	174,107
Lockheed Martin Corp., 3.550%, Due 1/15/2026	190,000	202,594
Martin Marietta Materials, Inc., 4.250%, Due 12/15/2047	175,000	165,079
Northrop Grumman Corp., 3.850%, Due 4/15/2045	270,000	280,606
Republic Services, Inc., 2.500%, Due 8/15/2024	160,000	159,745
Union Pacific Corp., 4.100%, Due 9/15/2067	170,000	168,646
United Technologies Corp.,
1.900%, Due 5/4/2020	235,000	233,982
4.125%, Due 11/16/2028	200,000	221,018

		2,631,070

Technology—2.63%
Analog Devices, Inc., 3.900%, Due 12/15/2025	160,000	169,449
Apple, Inc., 2.850%, Due 5/11/2024	460,000	472,046
Autodesk, Inc., 3.500%, Due 6/15/2027	125,000	126,948
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	145,000	140,695
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	150,000	156,016
Dell International LLC / EMC Corp.,
4.420%, Due 6/15/2021C	365,000	375,297
5.300%, Due 10/1/2029C	2,440,000	2,595,154
Fiserv, Inc., 3.200%, Due 7/1/2026	165,000	168,365
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	3,540,000	4,001,372
Intel Corp., 3.300%, Due 10/1/2021	174,000	178,162
International Business Machines Corp., 4.250%, Due 5/15/2049	2,000,000	2,167,361
Micron Technology, Inc., 5.327%, Due 2/6/2029	2,495,000	2,653,605
Microsoft Corp., 4.450%, Due 11/3/2045	240,000	290,011
Oracle Corp.,
2.500%, Due 5/15/2022	285,000	286,707
4.300%, Due 7/8/2034	283,000	321,639
QUALCOMM, Inc., 2.900%, Due 5/20/2024	125,000	126,949

		14,229,776

Utilities—0.62%
American Electric Power Co., Inc., 3.650%, Due 12/1/2021, Series I	170,000	174,861
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	60,000	69,343
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	78,000	105,882
Consolidated Edison Co. of New York, Inc., 4.625%, Due 12/1/2054	65,000	75,157
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	114,000	119,031
Dominion Energy, Inc., 2.579%, Due 7/1/2020	175,000	175,017
DPL, Inc., 7.250%, Due 10/15/2021	339,000	363,154
Duke Energy Corp.,
3.550%, Due 9/15/2021	245,000	250,485
3.750%, Due 4/15/2024	160,000	168,096
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	215,000	237,093
Entergy Louisiana, LLC, 4.000%, Due 3/15/2033	122,000	135,465
Florida Power & Light Co., 3.950%, Due 3/1/2048	105,000	116,013
MidAmerican Energy Co., 3.100%, Due 5/1/2027	185,000	191,355
National Fuel Gas Co., 3.950%, Due 9/15/2027	235,000	236,014
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	140,000	143,148
4.300%, Due 3/15/2049	105,000	120,511
Nevada Power Co., 2.750%, Due 4/15/2020, Series BB	100,000	100,274
NiSource, Inc.,
3.490%, Due 5/15/2027	105,000	108,851
3.950%, Due 3/30/2048	175,000	178,843

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS—9.81% (continued)
Utilities—0.62% (continued)
Southern Power Co., 4.150%, Due 12/1/2025	$101,000	$107,584
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	171,000	179,565

		3,355,742

Total Corporate Obligations (Cost $50,493,696)		53,166,442

FOREIGN CORPORATE OBLIGATIONS—1.05%
Basic Materials—0.07%
ArcelorMittal, 3.600%, Due 7/16/2024	165,000	166,258
Nutrien Ltd., 4.000%, Due 12/15/2026	151,000	160,033
Teck Resources Ltd., 6.000%, Due 8/15/2040	65,000	71,008

		397,299

Communications—0.07%
Bell Canada, Inc., 4.464%, Due 4/1/2048	90,000	99,405
Rogers Communications, Inc., 3.625%, Due 12/15/2025	160,000	169,105
TELUS Corp., 2.800%, Due 2/16/2027	106,000	104,873

		373,383

Consumer, Non-Cyclical—0.09%
Coca-Cola Femsa S.A.B. de C.V., 3.875%, Due 11/26/2023	120,000	126,138
Sanofi, 4.000%, Due 3/29/2021	170,000	174,496
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	165,000	166,730

		467,364

Energy—0.44%
Canadian Natural Resources Ltd., 3.900%, Due 2/1/2025	145,000	151,814
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	2,160,000	2,244,782

		2,396,596

Financial—0.36%
Bank of Montreal, 3.300%, Due 2/5/2024	310,000	320,112
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)F	302,000	306,124
Mitsubishi UFJ Financial Group, Inc., 2.623%, Due 7/18/2022	190,000	190,150
Royal Bank of Canada, 3.200%, Due 4/30/2021	275,000	279,514
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	510,000	527,472
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	143,000	153,631
Westpac Banking Corp., 2.650%, Due 1/25/2021	175,000	175,967

		1,952,970

Industrial—0.02%
CNH Industrial N.V., 3.850%, Due 11/15/2027	85,000	86,335

Total Foreign Corporate Obligations (Cost $5,452,729)		5,673,947

FOREIGN SOVEREIGN OBLIGATIONS—0.21%
European Investment Bank, 2.375%, Due 6/15/2022	270,000	273,641
Kreditanstalt fuer Wiederaufbau, 2.125%, Due 6/15/2022	245,000	246,491
Panama Government International Bond, 3.160%, Due 1/23/2030	95,000	95,855
Province of Ontario Canada, 2.500%, Due 4/27/2026	265,000	269,413
Province of Quebec Canada, 2.375%, Due 1/31/2022	260,000	262,226

Total Foreign Sovereign Obligations (Cost $1,133,355)		1,147,626

ASSET-BACKED OBLIGATIONS—0.54%
Ally Auto Receivables Trust, 1.750%, Due 12/15/2021, 2017 4 A3	346,415	345,565
Americredit Automobile Receivables Trust, 1.530%, Due 7/8/2021, 2016 4 A3	32,734	32,711

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS—0.54% (continued)
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	$249,723	$249,161
BMW Vehicle Lease Trust, 2.840%, Due 11/22/2021, 2019 1 A3	210,000	211,607
Ford Credit Auto Lease Trust,
2.030%, Due 12/15/2020, 2017 B A3	229,653	229,499
2.220%, Due 10/15/2022, 2019 B A3	400,000	399,560
GM Financial Automobile Leasing Trust, 2.980%, Due 12/20/2021, 2019 1 A3	150,000	151,443
GM Financial Consumer Automobile Receivables Trust, 2.320%, Due 7/18/2022, 2018 1 A3	165,000	165,031
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	350,000	353,589
Mercedes-Benz Auto Lease Trust, 3.100%, Due 11/15/2021, 2019 A A3	210,000	211,873
Nissan Auto Receivables Owner Trust, 2.120%, Due 4/18/2022, 2017 C A3	165,000	164,795
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	204,390	208,158
World Omni Auto Receivables Trust, 1.950%, Due 2/15/2023, 2017 B A3	210,000	209,276

Total Asset-Backed Obligations (Cost $2,922,586)		2,932,268

COLLATERALIZED MORTGAGE OBLIGATIONS—0.06% (Cost $336,727)
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047	336,636	340,991

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS—0.18%
Bank, 3.183%, Due 8/15/2061, 2019-BN19 A3	450,000	465,678
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	248,444	250,729
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	230,580	233,777

Total Commercial Mortgage-Backed Obligations (Cost $957,616)		950,184

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS—4.64%
3.500%, Due 9/1/2028	202,619	210,843
3.000%, Due 11/1/2032	218,397	223,129
3.000%, Due 8/1/2034	420,000	428,401
3.500%, Due 7/1/2042	214,146	223,290
3.500%, Due 5/1/2046	665,064	692,065
3.000%, Due 11/1/2046	551,237	559,708
3.000%, Due 4/1/2047	557,482	565,992
3.500%, Due 1/1/2048	659,888	681,924
4.000%, Due 4/1/2048	520,526	541,990
3.000%, Due 8/1/2048	560,538	568,417
Federal National Mortgage Association,
3.500%, Due 1/1/2028	93,153	96,365
4.000%, Due 10/1/2033	421,394	440,306
4.500%, Due 4/1/2034	160,875	171,783
3.500%, Due 6/1/2037	301,724	313,021
5.500%, Due 6/1/2038	25,020	27,967
5.000%, Due 5/1/2040	187,120	203,949
5.000%, Due 6/1/2040	150,231	163,861
5.000%, Due 3/1/2042	86,947	94,854
3.500%, Due 7/1/2043	150,027	157,066
4.000%, Due 11/1/2044	121,220	129,334
4.000%, Due 7/1/2045	867,773	912,781
3.500%, Due 8/1/2045	132,478	136,916
3.000%, Due 4/1/2046	209,118	212,748
3.500%, Due 5/1/2046	504,997	523,681
3.000%, Due 6/1/2046	574,634	583,202
4.000%, Due 7/1/2046	301,501	317,694
3.000%, Due 10/1/2046	1,256,128	1,274,568
3.000%, Due 11/1/2046	552,846	561,004
3.500%, Due 11/1/2046	834,806	864,481
3.000%, Due 12/1/2046	357,411	362,695
3.000%, Due 2/1/2047	545,722	555,028
3.500%, Due 3/1/2047	109,487	113,209
4.500%, Due 7/1/2047	132,726	140,365

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS—4.64% (continued)
Federal National Mortgage Association (continued)
4.500%, Due 8/1/2047	$299,313	$316,303
3.500%, Due 9/1/2047	249,039	258,437
4.000%, Due 9/1/2047	502,418	525,537
4.000%, Due 11/1/2047	522,789	546,711
3.500%, Due 2/1/2048	502,524	517,232
4.000%, Due 3/1/2048	623,655	648,969
4.000%, Due 4/1/2048	972,452	1,013,983
4.500%, Due 7/1/2048	372,500	392,111
3.000%, Due 10/1/2048	339,138	342,667
3.500%, Due 12/1/2048	1,232,230	1,270,880
4.500%, Due 3/1/2049	1,209,310	1,271,143
Government National Mortgage Association,
5.000%, Due 10/15/2039	99,401	109,993
3.500%, Due 9/15/2041	299,516	311,625
3.000%, Due 1/20/2046	525,091	539,867
3.000%, Due 4/20/2046	342,857	352,060
3.000%, Due 6/20/2046	262,319	269,283
3.000%, Due 12/20/2046	325,637	334,366
3.500%, Due 8/20/2047	174,864	181,031
3.500%, Due 10/20/2047	217,728	225,263
4.000%, Due 12/20/2047	442,930	462,486
4.000%, Due 1/20/2048	440,547	459,635
4.500%, Due 12/20/2048	244,225	254,551
5.000%, Due 1/20/2049	237,958	249,449
5.000%, Due 6/20/2049	658,548	695,461
4.500%, Due 7/20/2049	490,000	514,235

Total U.S. Agency Mortgage-Backed Obligations (Cost $24,731,733)		25,115,915

U.S. TREASURY OBLIGATIONS—14.69%
U.S. Treasury Notes/Bonds,
2.126%, Due 10/31/2020, (3-mo. Treasury money market yeild + 0.045%)F	1,170,000	1,168,291
2.196%, Due 1/31/2021, (3-mo. Treasury money market yeild + 0.115%)F	4,450,000	4,446,004
2.220%, Due 4/30/2021, (3-mo. Treasury money market yeild + 0.139%)F	22,320,000	22,313,470
2.000%, Due 2/15/2022	4,685,000	4,700,556
1.750%, Due 1/31/2023	475,000	473,312
2.375%, Due 8/15/2024	8,340,000	8,543,613
2.875%, Due 8/15/2028	18,790,000	20,135,393
2.625%, Due 2/15/2029	2,920,000	3,072,273
3.000%, Due 8/15/2048	8,215,000	9,004,410
3.000%, Due 2/15/2049	5,260,000	5,773,055

Total U.S. Treasury Obligations (Cost $77,735,590)		79,630,377

	Shares
SHORT-TERM INVESTMENTS—2.71% (Cost $14,698,306)
Investment Companies—2.71%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%G H	14,698,306	14,698,306

SECURITIES LENDING COLLATERAL—0.25% (Cost $1,358,833)
Investment Companies—0.25%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%G H	1,358,833	1,358,833

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

TOTAL INVESTMENTS—99.91% (Cost $517,142,497)	$541,441,934
OTHER ASSETS, NET OF LIABILITIES—0.09%	472,099

TOTAL NET ASSETS—100.00%	$541,914,033

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $98,723,962 or 18.22% of net assets.
B	Non-income producing security.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,324,409 or 2.09% of net assets. The Fund has no right to demand registration of these securities.

D	All or a portion of this security is on loan at July 31, 2019.
E	A type of Preferred Stock that has no maturity date.
F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2019.

G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

LIBOR—London Interbank Offering Rate.

LLC—Limited Liability Company.

LP—Limited Partnership.

NVDR—Non Voting Depositary Receipt.

PCL—Public Company Limited (Thailand).

PLC—Public Limited Company.

PRIME—A rate, charged by banks, based on the U.S. Federal Funds rate.

Long Futures Contracts Open on July 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	35	September 2019	$3,385,204	$3,299,275	$(85,929)
Mini MSCI Emerging Markets Index Futures	26	September 2019	1,378,534	1,333,280	(45,254)
S&P 500 E-Mini Index Futures	43	September 2019	6,453,621	6,411,945	(41,676)

			$11,217,359	$11,044,500	$(172,859)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$257,703,083	$97,567,667	$—	$355,270,750
Preferred Stocks	—	1,156,295	—	1,156,295
Corporate Obligations	—	53,166,442	—	53,166,442
Foreign Corporate Obligations	—	5,673,947	—	5,673,947
Foreign Sovereign Obligations	—	1,147,626	—	1,147,626
Asset-Backed Obligations	—	2,932,268	—	2,932,268
Collateralized Mortgage Obligations	—	340,991	—	340,991

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Commercial Mortgage-Backed Obligations	—	950,184	—	950,184
U.S. Agency Mortgage-Backed Obligations	—	25,115,915	—	25,115,915
U.S. Treasury Obligations	—	79,630,377	—	79,630,377
Short Term Investments	14,698,306	—	—	14,698,306
Securities Lending Collateral	1,358,833	—	—	1,358,833

Total Investments in Securities—Assets	$273,760,222	$267,681,712	$—	$541,441,934

Financial Derivative Instruments—Liabilities
Futures Contracts	$(172,859)	$—	$—	$(172,859)

Total Financial Derivative Instruments—Liabilities	$(172,859)	$—	$—	$(172,859)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2019 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”), is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2019, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (a “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2019 (Unaudited)

not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2019 (Unaudited)

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2019 (Unaudited)

exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$1,279,984	$1,358,833	$—	$1,358,833

Cash collateral is listed on the Fund’s Schedule of Investments.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2019 (Unaudited)

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the two year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2019, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$517,142,497	$49,753,038	$(25,453,601)	$24,299,437

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2018, the Fund did not have any capital loss carryforwards.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON INSTITUTIONAL FUNDS

By:	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 27, 2019

By:	/s/Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 27, 2019

Certifications

I, Gene L. Needles, Jr., certify that:

1.	I have reviewed this report on Form N-Q of American Beacon Institutional Funds.

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4.

The Registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c.) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5.

The Registrant’s other certifying officer(s) and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

Date: September 27, 2019	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr., President

I, Melinda G. Heika, certify that:

1.	I have reviewed this report on Form N-Q of American Beacon Institutional Funds.

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4.

The Registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c.) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5.

The Registrant’s other certifying officer(s) and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

Date: September 27, 2019	/s/Melinda G. Heika
Melinda G. Heika, Treasurer